Accounts and Notes and Other Receivables - Additional Information (Detail)	12 Months Ended
Dec. 31, 2018
Bottom of range [member]
Disclosure of financial assets [Line Items]
Credit term granted to customers	30 days
Top of range [member]
Disclosure of financial assets [Line Items]
Credit term granted to customers	90 days